Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Summary Of Significant Accounting Policies [Line Items]
Federal Deposit Insurance Corporation Insurance Limit Per Bank	$ 250,000			$ 250,000
Issued patents and agricultural patent applications pending amortization period	17 years
Write-off of patents abandoned	$ 64,210	$ 321,137	$ 1,588,087	$ 1,973,434
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity period of all highly liquid instruments at the time of purchase to be cash equivalents (in days)	90
Minimum
Summary Of Significant Accounting Policies [Line Items]
Deferred tax asset benefit, likelihood of being realized upon settlement	50.00%